Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

4. Fair Value of Financial Instruments

As of December 31, 2022, the Company measured its derivative liability related to the conversion option feature in the 2022 Notes, as described in Note 5, at fair value. This derivative liability was classified within Level 3 of the value hierarchy because the liability was based upon a valuation model that used inputs and assumptions including potential outcomes, interest rates, probabilities, and timing. As of September 30, 2023, the 2022 Notes had been converted, which eliminated the derivative liability, and the Company did not have any material financial instruments measured at fair value on a recurring basis.

The carrying amounts of cash and cash equivalents, prepaid expenses, other current assets, accounts payable, accrued expenses, convertible notes payable, and Parent company payable and receivable approximate their fair values due to their short-term maturities.

There were no transfers in or out of Level 1, Level 2 or Level 3 assets and liabilities for the nine months ended September 30, 2023 and 2022.

4. Fair Value of Financial Instruments

As of December 31, 2022, the Company measures its derivative liability related to the conversion option feature in the 2022 Notes, as described in Note 5, at fair value. This derivative liability is classified within Level 3 of the value hierarchy because the liability is based upon a valuation model that uses inputs and assumptions including potential outcomes, interest rates, probabilities, and timing. As of December 31, 2021, the Company did not have any financial instruments measured at fair value on a recurring basis.

The carrying amounts of cash and cash equivalents, prepaid expenses, other current assets, accounts payable, accrued expenses, convertible notes payable, and Parent company payable and receivable approximate their fair values due to their short-term maturities.

There were no transfers in or out of Level 1, Level 2 or Level 3 assets and liabilities for the years ended December 31, 2022 and 2021.